Document And Entity Information	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	MKS INC.
Entity Central Index Key	0001049502
Entity Emerging Growth Company	false
Entity File Number	000-23621
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2277512
Entity Address, Address Line One	2 Tech Drive
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	645-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MKSI
Security Exchange Name	NASDAQ